Intangible assets and goodwill (Tables)	12 Months Ended
Jun. 30, 2026
Intangible assets and goodwill
Schedule of intangible assets and goodwill

	Year Ended June 30,
(in € thousands)	2025	2026
Intangible assets with finite life
Software and license	1,938	1,312
Development cost under construction	315	—
Intangible assets with indefinite life
Trademark	15,585	15,585
Goodwill	138,892	138,892
	156,731	155,790

Intangible assets with finite useful lives
Intangible assets and goodwill
Schedule of finite-lived intangible assets

	Year ended June 30,
(in € thousands)	2025	2026
Cost
Beginning of fiscal year	5,324	7,811
Additions	1,197	1,576
Disposals	(283)	(5,001)
Additions through business combination	1,605	—
Currency translation	(32)	(798)
End of fiscal year	7,811	3,588

Accumulated depreciation and impairment
Beginning of fiscal year	4,850	5,557
Amortization charge for the year	707	895
Disposals	—	(3,377)
Currency translation	—	(799)
End of fiscal year	5,557	2,276
Carrying amount at end of year	2,253	1,312

Trademarks
Intangible assets and goodwill
Schedule of assumptions used for impairment testing indefinite-lived intangible assets

	Fiscal Year
(in € thousands)	2025	2026
Discount rate Mytheresa	9.4%	9.1%
Discount rate THERESA	10.4%	10.4%
Royalty rate	2.0%	2.0%
Terminal revenue growth rate	2.0%	2.0%

Goodwill
Intangible assets and goodwill
Schedule of assumptions used for impairment testing indefinite-lived intangible assets

Fiscal Year
(in percentage)	2026
Luxury Mytheresa Group of CGUs
Budgeted and expected revenue growth rate (CAGR for the next five years)	11.4%
EBITDA margin in Terminal value	8.5%
Terminal growth rate	2.0%
Pre-Tax Discount rate	11.9%

Fiscal Year
(in percentage)	2025
Online CGU
Budgeted and expected revenue growth rate (CAGR for the next five years)	9.6%
EBITDA margin in Terminal value	7.8%
Terminal growth rate	2.0%
Pre-Tax Discount rate	12.2%
Retail store CGU
Budgeted and expected revenue growth rate (CAGR for the next five years)	0.9%
EBITDA margin in Terminal value	30.1%
Terminal growth rate	2.0%
Pre-Tax Discount rate	13.2%

Disclosure Of detailed information about change required for carrying amount to be equal to recoverable amount, explanatory

	Change required for carrying amount to be equal to
	recoverable amount
(in percentage)	2025	2026
Discount rate	2.7%	6.0%
EBITDA margin in Terminal value	(2.2)%	(4.3)%
Budgeted revenue growth rate (CAGR for the next five years)	(6.0)%	(21.6)%